Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 3,642,521	$ 93,625
Accounts receivable, net	16,029
Prepaid rent		101,298
Loan to employee	172,013
Loan receivable	78,624
Security deposit - current	46,512	51,107
Prepaid expenses and other current assets	392,011	84,430
Total Current Assets	4,347,710	330,460
NON-CURRENT ASSETS:
Security deposit - noncurrent	605,588
Property and equipment, net	132,016	32,428
Operating lease right-of-use assets	979,885
Long-term investment	143,346
Total Non-current Assets	1,860,835	32,428
Total Assets	6,208,545	362,888
CURRENT LIABILITIES:
Deferred revenue	63,246	79,182
Salary payable	174,741	185,434
Accrued liabilities and other payables	222,152	283,496
Investee losses in excess of investment controlled by major shareholders		19,426
Due to Related Parties	6,030	239,635
Operating lease liabilities - current	339,330
Total Current Liabilities	805,499	807,173
NON-CURRENT LIABILITIES:
Operating lease Liabilities - noncurrent	648,334
Total Non-current Liabilities	648,334
Total Liabilities	1,453,833	807,173
Commitments and Contingencies
SHAREHOLDERS' (DEFICIT) EQUITY:
Common shares ($0.001 par value; 500,000,000 shares authorized; 56,070,000 shares issued and 20,700,000 shares outstanding at December 31, 2019, and 54,000,000 shares issued and 18,000,000 outstanding at December 31, 2018)	56,070	54,000
Additional paid-in capital	11,229,339	3,759,008
Less: treasury stock, at cost; (36,000,000 shares at December 31, 2019 and 2018)	(36,000)	(36,000)
Accumulated deficit	(6,375,303)	(4,132,069)
Accumulated other comprehensive loss	(119,394)	(89,224)
Total Shareholders' Equity (Deficit)	4,754,712	(444,285)
Total Liabilities and Shareholders' Equity (Deficit)	$ 6,208,545	$ 362,888